Interest income and finance expense - Cash interest (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2023 USD ($)	Apr. 06, 2023 USD ($)	Oct. 25, 2019 ZAR (R)	May 21, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest paid	R (1,304)	R (1,118)	R (781)
Interest received	998	682	960
Net interest (paid)/received	(306)	R (436)	R 179
US$600 million RCF
Disclosure of detailed information about borrowings [line items]
Loan | $				$ 600			$ 600
US$1 billion RCF
Disclosure of detailed information about borrowings [line items]
Loan | $				$ 1,000	$ 1,000
R5.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Loan	R 5,500					R 5,500